SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 586,247	$ 143,280	$ 1,742,748	$ 408,273	$ 759,207	$ 372,454
Variable lease cost	205,355	82,603	650,211	217,738	355,924	216,073
Short-term lease cost	38,637	9,041	114,802	26,647	284,013
Total rent expense	$ 830,239	234,924	$ 2,507,761	652,658	$ 1,399,144	$ 588,527
Weighted-average remaining lease term for operating leases	5 years		5 years		6 years	10 years
Weighted-average discount rate for operating leases	3.87%		3.87%		3.83%	4.75%
Greens Natural Foods, Inc. [Member]
Operating lease cost		322,629		964,753
Variable lease cost		77,633		267,301
Short-term lease cost		89,455		267,496
Total rent expense		$ 489,717		$ 1,499,550
Weighted-average remaining lease term for operating leases		5 years		5 years
Weighted-average discount rate for operating leases		1.30%		1.30%